BROKERAGE COMMISSION AND HANDLING CHARGE INCOME - Disaggregation - Major types of products (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
BROKERAGE COMMISSION AND HANDLING CHARGE INCOME
Total	$ 6,044,746	$ 778,190	$ 3,944,779	$ 4,007,642
Securities and options brokerage
BROKERAGE COMMISSION AND HANDLING CHARGE INCOME
Total	5,602,144		3,618,681	3,619,045
Futures brokerage
BROKERAGE COMMISSION AND HANDLING CHARGE INCOME
Total	392,030		295,547	329,218
IPO brokerage
BROKERAGE COMMISSION AND HANDLING CHARGE INCOME
Total	22,014		12,364	21,123
Others
BROKERAGE COMMISSION AND HANDLING CHARGE INCOME
Total	$ 28,558		$ 18,187	$ 38,256